BASIS OF PRESENTATION AND ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
General Information About Financial Statements [Abstract]
BASIS OF PRESENTATION AND ACCOUNTING POLICIES	BASIS OF PRESENTATION AND ACCOUNTING POLICIES
Preparation of the interim condensed consolidated financial statements
The interim condensed consolidated financial statements of ArcelorMittal and its Subsidiaries ("ArcelorMittal" or the "Company") as of June 30, 2026 and for the six months then ended (the "Interim Financial Statements") have been prepared in accordance with International Accounting Standard ("IAS") 34, "Interim Financial Reporting". They should be read in conjunction with the consolidated financial statements and the notes thereto in the Company’s Annual Report for the year ended December 31, 2025, which have been prepared in accordance with International Financial Reporting Standards ("IFRS") Accounting Standards as issued by the International Accounting Standards Board ("IASB"). The Interim Financial Statements are unaudited and were authorized for issuance on July 31, 2026 by the Company’s Board of Directors.
Material accounting policies
The Interim Financial Statements have been prepared on a historical cost basis, except for investments in equity instruments and trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments and biological assets, which are measured at fair value less cost to sell. In addition, assets and liabilities held for sale are measured at the lower of carrying amount and fair value less cost to sell and inventories are measured at the lower of net realizable value or cost. The Company also applies hyperinflationary accounting for the financial statements of its Venezuelan and Argentinian operations. Unless specifically described hereafter, the accounting policies used to prepare the Interim Financial Statements are the policies described in the consolidated financial statements for the year ended December 31, 2025.
On January 1, 2026, the Company adopted the following amendments:
•'Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)' as issued by the IASB on May 30, 2024 to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 'Financial Instruments'. The amendments relate to derecognition of a financial liability settled through electronic transfer, classification of financial assets and disclosures.
•'Annual Improvements—Volume 11' as issued by the IASB on July 18, 2024 and including minor amendments of IFRS 1 'First-time Adoption of International Financial Reporting Standards', IFRS 7 'Financial Instruments: Disclosures', IFRS 9 'Financial Instruments', IFRS 10 'Consolidated Financial Statements' and IAS 7 'Statement of Cash Flows'.
•'Contracts Referencing Nature-dependent Electricity—Amendments to IFRS 9 and IFRS 7' as issued by the IASB on December 18, 2024, which amend the own-use requirements in IFRS 9 to include the factors an entity is required to consider for contracts to buy and take delivery of renewable electricity for which the source of production of the electricity is nature-dependent. The hedge accounting requirements in IFRS 9 are also amended to permit an entity using a contract for nature-dependent renewable electricity with specified characteristics as a hedging instrument to designate a variable volume of forecast electricity transactions as the hedged item if specified criteria are met and to measure the hedged item using the same volume assumptions as those used for the hedging instrument.
The adoption of these amendments did not have a material impact on Company's Interim Financial Statements.
Use of judgment and estimates
The preparation of Interim Financial Statements in conformity with IFRS recognition and measurement principles requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.